UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04604

        Credit Suisse Capital Funds
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Large Cap Value Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (99.1%)
Aerospace & Defense (3.4%)
L-3 Communications Holdings, Inc.	50,100	$3,919,323
United Technologies Corp.	160,200	8,122,140

		12,041,463

Auto Components (1.0%)
Johnson Controls, Inc.	61,400	3,526,816

Banks (15.7%)
Bank of America Corp.	223,674	9,752,187
Hudson City Bancorp, Inc.	464,479	5,494,791
Mellon Financial Corp.	209,200	6,372,232
Mercantile Bankshares Corp.	33,100	1,841,684
North Fork Bancorporation, Inc.	254,100	6,959,799
U.S. Bancorp	117,300	3,526,038
Wachovia Corp.	185,200	9,330,376
Wells Fargo & Co.	197,100	12,090,114

		55,367,221

Building Products (1.1%)
American Standard Companies, Inc.	84,500	3,741,660

Chemicals (3.3%)
Du Pont (E. I.) de Nemours & Co.	172,600	7,366,568
PPG Industries, Inc.	65,900	4,285,477

		11,652,045

Computers & Peripherals (0.9%)
International Business Machines Corp.	39,900	3,330,054

Containers & Packaging (1.0%)
Smurfit-Stone Container Corp.*	287,138	3,482,984

Diversified Financials (8.7%)
Capital One Financial Corp.	80,900	6,674,250
Citigroup, Inc.	227,600	9,900,600
Fannie Mae	119,400	6,669,684
Freddie Mac	53,500	3,385,480
Lehman Brothers Holdings, Inc.	38,600	4,058,018

		30,688,032

Diversified Telecommunication Services (3.9%)
ALLTEL Corp.	43,700	2,906,050
Sprint Nextel Corp.	156,100	4,199,090
Telus Corp.	190,000	6,631,000

		13,736,140

Electric Utilities (1.1%)
Progress Energy, Inc.	84,100	3,751,701

Electrical Equipment (1.1%)
Emerson Electric Co.	56,500	3,717,700

	Number of
	Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments (1.3%)
Diebold, Inc.§	95,800	$4,759,344

Energy Equipment & Services (2.0%)
Weatherford International, Ltd.*	110,700	7,005,096

Food Products (1.4%)
General Mills, Inc.	104,500	4,953,300

Healthcare Providers & Services (2.1%)
Aetna, Inc.	95,600	7,399,440

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	127,600	3,977,292

Household Products (3.2%)
Procter & Gamble Co.	203,900	11,342,957

Industrial Conglomerates (5.7%)
General Electric Co.	203,300	7,013,850
Textron, Inc.	60,500	4,487,285
Tyco International, Ltd.	277,100	8,443,237

		19,944,372

Insurance (8.2%)
Allstate Corp.	106,000	6,493,560
AMBAC Financial Group, Inc.	51,000	3,663,840
Hartford Financial Services Group, Inc.	138,300	11,142,831
St. Paul Travelers Companies, Inc.	168,800	7,430,576

		28,730,807

Machinery (2.6%)
Eaton Corp.	58,000	3,789,720
ITT Industries, Inc.	51,300	5,458,320

		9,248,040

Multiline Retail (1.4%)
Federated Department Stores, Inc.	67,000	5,083,290

Office Electronics (0.9%)
Zebra Technologies Corp. Class A*§	81,600	3,182,400

Oil & Gas (14.6%)
Apache Corp.	94,000	6,429,600
Burlington Resources, Inc.	93,800	6,013,518
ConocoPhillips	252,300	15,791,457
Denbury Resources, Inc.*	76,500	3,580,200
Exxon Mobil Corp.	216,100	12,695,875
Murphy Oil Corp.	85,200	4,519,008
Pioneer Natural Resources Co.	52,100	2,257,493

		51,287,151

Pharmaceuticals (4.8%)
American Pharmaceutical Partners, Inc.*	41,100	1,865,529
Johnson & Johnson	136,500	8,730,540
Pfizer, Inc.	125,000	3,312,500
Schering-Plough Corp.	143,000	2,977,260

		16,885,829

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	64,500	3,499,125

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products (1.2%)
Intel Corp.	151,800	$4,119,852

Specialty Retail (4.0%)
Best Buy Co., Inc.	97,800	7,491,480
Office Depot, Inc.*	233,200	6,618,216

		14,109,696

Tobacco (2.4%)
Altria Group, Inc.	125,000	8,370,000

TOTAL COMMON STOCKS (Cost $253,900,874)		348,933,807

SHORT-TERM INVESTMENTS (1.7%)
State Street Navigator Prime Fund§§	4,873,850	4,873,850

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$1,179	1,179,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,052,850)		6,052,850

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $259,953,724)		354,986,657
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(2,902,723)

NET ASSETS (100.0%)		$352,083,934

* Non-income producing security.
§ Security or portion thereof is out on loan.
§§ Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $259,953,724, $98,193,264, $(3,160,331) and $95,032,933, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Small Cap Value Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.3%)
Aerospace & Defense (0.6%)
DRS Technologies, Inc.	36,800	$1,913,600

Auto Components (6.0%)
Accuride Corp.*§	570,700	7,019,610
Modine Manufacturing Co.	132,800	4,790,096
Proliance International, Inc.*§	281,598	1,771,254
Visteon Corp.	785,900	6,994,510

		20,575,470

Banks (8.4%)
Alabama National Bancorp.	72,500	5,027,875
First Niagara Financial Group, Inc.§	237,800	3,502,794
NewAlliance Bancshares, Inc.§	284,100	4,105,245
Partners Trust Financial Group, Inc.	273,100	3,247,159
Prosperity Bancshares, Inc.§	122,800	3,782,240
Sun Bancorp, Inc.	63,100	1,350,340
Susquehanna Bancshares, Inc.	149,400	4,006,908
Webster Financial Corp.	81,900	3,947,580

		28,970,141

Building Products (1.2%)
Griffon Corp.*	103,300	2,670,305
Jacuzzi Brands, Inc.*§	130,000	1,410,500

		4,080,805

Chemicals (2.8%)
Chemtura Corp.§	367,400	5,782,876
H.B. Fuller Co.	114,300	3,946,779

		9,729,655

Commercial Services & Supplies (4.3%)
Banta Corp.§	122,200	5,833,828
Viad Corp.	140,300	4,314,225
Watson Wyatt & Company Holdings§	165,200	4,562,824

		14,710,877

Construction & Engineering (1.1%)
EMCOR Group, Inc.*	70,500	3,630,750

Construction Materials (1.1%)
Eagle Materials, Inc.§	37,500	3,851,250

Containers & Packaging (3.5%)
AptarGroup, Inc.	141,000	7,028,850
Crown Holdings, Inc.*	323,600	5,109,644

		12,138,494

Distribution & Wholesale (1.5%)
Spectrum Brands, Inc.*§	166,600	5,164,600

	Number of
	Shares	Value

COMMON STOCKS
Diversified Financials (3.3%)
Apollo Investment Corp.	201,400	$3,623,186
Assured Guaranty, Ltd.	158,000	3,768,300
National Financial Partners Corp.	85,200	3,855,300

		11,246,786

Diversified Telecommunication Services (0.9%)
Iowa Telecommunications Services, Inc.§	165,600	3,143,088

Electric Utilities (1.8%)
Empire District Electric Co.	117,000	2,829,060
OGE Energy Corp.	109,100	3,314,458

		6,143,518

Electrical Equipment (3.0%)
AMETEK, Inc.	121,100	4,989,320
Brady Corp.	151,200	5,171,040

		10,160,360

Electronic Equipment & Instruments (4.4%)
Electro Scientific Industries, Inc.*	144,100	3,170,200
Rogers Corp.*§	56,600	2,310,412
Roper Industries, Inc.	36,300	2,786,025
Varian, Inc.*§	122,200	4,578,834
Woodhead Industries, Inc.§	152,600	2,171,498

		15,016,969

Energy Equipment & Services (1.3%)
Oceaneering International, Inc.*§	103,000	4,418,700

Food & Drug Retailing (1.9%)
Ruddick Corp.	235,100	6,479,356

Gas Utilities (1.8%)
National Fuel Gas Co.	94,400	2,869,760
WGL Holdings, Inc.	96,000	3,307,200

		6,176,960

Healthcare Equipment & Supplies (2.1%)
Arrow International, Inc.§	143,400	4,511,364
Invacare Corp.	63,900	2,693,385

		7,204,749

Healthcare Providers & Services (2.4%)
LifePoint Hospitals, Inc.*§	90,800	4,245,808
Service Corp. International§	461,200	3,998,604

		8,244,412

Hotels, Restaurants & Leisure (2.8%)
Carmike Cinemas, Inc.§	80,900	2,441,562
Landry’s Restaurants, Inc.§	114,100	3,554,215
Marcus Corp.§	171,575	3,685,431

		9,681,208

Household Products (0.3%)
Prestige Brands Holdings, Inc.*	90,000	1,012,500

	Number of
	Shares	Value

COMMON STOCKS
Industrial Conglomerates (2.5%)
Carlisle Companies, Inc.	75,200	$4,952,672
Teleflex, Inc.§	57,400	3,807,342

		8,760,014

Insurance (4.0%)
Allmerica Financial Corp.*	105,000	4,095,000
Platinum Underwriters Holdings, Ltd.§	174,300	6,042,981
ProAssurance Corp.*	81,600	3,505,536

		13,643,517

IT Consulting & Services (0.8%)
Keane, Inc.*§	216,400	2,713,656

Machinery (9.0%)
Albany International Corp. Class A	86,800	3,041,472
Briggs & Stratton Corp.§	137,500	5,138,375
ESCO Technologies, Inc.*	68,400	7,498,008
Flowserve Corp.*	157,600	5,336,336
NACCO Industries, Inc. Class A	15,400	1,780,240
Robbins & Myers, Inc.§	66,300	1,440,699
The Manitowoc Company, Inc.	147,600	6,737,940

		30,973,070

Media (3.8%)
4Kids Entertainment, Inc.*§	212,600	4,273,260
Harte-Hanks, Inc.	171,300	4,659,360
Source Interlink Companies, Inc.*§	326,600	4,062,904

		12,995,524

Metals & Mining (1.5%)
Foundation Coal Holdings, Inc.§	21,000	698,250
Quanex Corp.	70,650	4,309,650

		5,007,900

Multiline Retail (1.5%)
Retail Ventures, Inc.*§	376,900	5,197,451

Oil & Gas (7.8%)
Comstock Resources, Inc.*	142,000	3,931,980
Denbury Resources, Inc.*	144,600	6,767,280
Forest Oil Corp.*	89,200	3,992,592
KCS Energy, Inc.*§	191,200	3,755,168
Range Resources Corp.	140,200	4,281,708
W&T Offshore, Inc.	144,200	4,021,738

		26,750,466

Real Estate (1.1%)
Eagle Hospitality Properties Trust, Inc.	368,700	3,775,488

Road & Rail (2.0%)
Laidlaw International, Inc.*	171,000	4,394,700
Werner Enterprises, Inc.	132,350	2,510,680

		6,905,380

Semiconductor Equipment & Products (0.9%)
Axcelis Technologies, Inc.*	148,300	1,024,753
Credence Systems Corp.*§	196,400	2,138,796

		3,163,549

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail (2.7%)
CSK Auto Corp.*	137,500	$2,572,625
Hughes Supply, Inc.	100,600	2,859,052
Sports Authority, Inc.*§	123,600	3,930,480

		9,362,157

Textiles & Apparel (1.2%)
Warnaco Group, Inc.*	173,000	4,212,550

TOTAL COMMON STOCKS (Cost $208,659,015)		327,154,970

SHORT-TERM INVESTMENTS (21.6%)
State Street Navigator Prime Fund§§	59,598,353	59,598,353

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$14,610	14,610,000

TOTAL SHORT-TERM INVESTMENTS (Cost $74,208,353)		74,208,353

TOTAL INVESTMENTS AT VALUE (116.9%) (Cost $282,867,368)		401,363,323
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.9%)		(58,001,700)

NET ASSETS (100.0%)		$343,361,623

* Non-income producing security.
§ Security or portion thereof is out on loan.
§§ Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $282,867,368, $120,159,409, $(1,663,454) and $118,495,955, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Capital Funds

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005